INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Property, plant and equipment
Property, plant and equipment	$ 71,388,129	$ 67,853,835
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	99,485,867	93,634,779	$ 88,295,296	$ 71,521,454
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment	$ (28,097,738)	$ (25,780,944)	$ (24,500,621)	$ (21,613,129)